COMBINED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Turnover		$ 1,924.2	$ 1,802.5	$ 1,687.2
Cost of sales		(698.5)	(680.3)	(645.3)
Gross profit		1,225.7	1,122.2	1,041.9
Selling expenses		(445.3)	(421.2)	(395.7)
Personnel expenses		(411.1)	(371.3)	(337.4)
General expenses		(131.4)	(156.9)	(151.9)
Share of result of associates		0.1	(0.3)	(0.7)
Depreciation, amortization and impairment		(128.9)	(108.7)	(103.7)
Other operational result		(10.9)	(3.7)	(9.3)
Operating profit		98.2	60.1	43.2
Interest expenses		(31.0)	(30.2)	(29.8)
Interest income		2.5	1.9	2.1
Foreign exchange gain/(loss)		(0.9)	0.5	0.0
Profit before tax		68.8	32.3	15.5
Income tax		(3.0)	(42.9)	34.3
Net profit / (loss)		65.8	(10.6)	49.8
OTHER COMPREHENSIVE INCOME
Exchange differences on translating foreign operations		(20.1)	26.8	12.9
Total other comprehensive income / (loss) that may be reclassified to profit or loss in subsequent periods, net of tax		(20.1)	26.8	12.9
Total other comprehensive income/(loss), net of tax		(20.1)	26.8	12.9
Total comprehensive income/(loss), net of tax		45.7	16.2	62.7
Net earnings attributable to equity holders of the parent		29.5	(40.4)	23.5
Net earnings attributable to Non-controlling interests		36.3	29.8	26.3
Total comprehensive income attributable to equity holders of the parent		9.4	(13.6)	36.4
Total comprehensive income attributable to non-controlling interests		$ 36.3	$ 29.8	$ 26.3
Basic earnings/(loss) per share	[1]	$ 0.32	$ (0.44)	$ 0.25
Diluted earnings/(loss) per share	[1]	$ 0.32	$ (0.44)	$ 0.25

[1]	For the calculation of Earnings per Share (EPS), the weighted average number of outstanding shares for 2017 and 2016 has been assumed to be equal to the shares issued for the IPO.